Segment information (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	$ 3,046	$ 3,163	$ 3,087
Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	2,686	2,837	2,728
All Other operating segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	205	187	199
Cost Centers
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	154	147	149
Other
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	1	(8)	11
Machinery, Energy & Transportation | Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	1,838	1,952	1,939
Machinery, Energy & Transportation | Business
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	2,164	2,253	2,273
Machinery, Energy & Transportation | Business | Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	1,838	1,952	1,939
Machinery, Energy & Transportation | Business | All Other operating segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	205	187	199
Machinery, Energy & Transportation | Business | Cost Centers
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	154	147	149
Machinery, Energy & Transportation | Business | Other
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	(33)	(33)	(14)
Financial Products | Business
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	882	910	814
Financial Products | Business | Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	848	885	789
Financial Products | Business | All Other operating segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	0	0	0
Financial Products | Business | Cost Centers
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	0	0	0
Financial Products | Business | Other
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	$ 34	$ 25	$ 25